Discontinued operations - Summary of Carrying Amount of Financial Assets (Detail) - Available-for-sale financial assets [member] - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021
Shares [member]
Disclosure of Financial Assets Transferred During Period Which Do Not Qualify for Derecognition Relating to Discontinued Operations Explanatory [Line Items]
Carrying amount of transferred assets	€ 0	[1]	€ 34
Carrying amount of associated liabilities	0	[1]	37
Debt securities [member]
Disclosure of Financial Assets Transferred During Period Which Do Not Qualify for Derecognition Relating to Discontinued Operations Explanatory [Line Items]
Carrying amount of transferred assets	2,200	[1]	3,705
Carrying amount of associated liabilities	2,513	[1]	€ 3,941
Discontinued operations [member] | Shares [member]
Disclosure of Financial Assets Transferred During Period Which Do Not Qualify for Derecognition Relating to Discontinued Operations Explanatory [Line Items]
Carrying amount of transferred assets	40
Carrying amount of associated liabilities	43
Discontinued operations [member] | Debt securities [member]
Disclosure of Financial Assets Transferred During Period Which Do Not Qualify for Derecognition Relating to Discontinued Operations Explanatory [Line Items]
Carrying amount of transferred assets	656
Carrying amount of associated liabilities	€ 676

[1]	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.